INTANGIBLE ASSETS - Schedule Distinguishes Finite and Indefinite Intangible Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	$ 8,510	$ 8,167
Intangible assets with indefinite useful life	79,128	77,721
Domain names and related websites
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets with indefinite useful life	70,618	69,554
Customer contracts
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	4,894	5,137
Internally developed intangibles
Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill [Line Items]
Intangible assets	$ 3,616	$ 3,030